SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Reportable Segments
In connection with the planned Separation of its eye-health business into an independent publicly traded entity from the remainder of Bausch Health Companies Inc., the Company has begun managing its operations in a manner consistent with the organizational structure of the two separate entities as proposed by the Separation. As a result, during the first quarter of 2021, the Company’s Chief Executive Officer ("CEO"), who is the Company’s Chief Operating Decision Maker, commenced managing the business differently through changes in its operating and reportable segments, which necessitated a realignment of the Company's historical segment structure. This realignment is consistent with how the Company’s CEO currently: (i) assesses operating performance on a regular basis, (ii) makes resource allocation decisions and (iii) designates responsibilities of his direct reports. Pursuant to these changes, effective in the first quarter of 2021, the Company operates in the following reportable segments: (i) Bausch + Lomb, (ii) Salix, (iii) International Rx, (iv) Ortho Dermatologics and (v) Diversified Products. In addition, as part of this realignment of segment structure, certain products historically included in certain segments are now included in their new respective segments based on the organizational structure of the two separate entities as proposed by the Separation. All segment revenues and profits for the periods presented have been recast to conform to the 2021 reporting segment reporting structure.
The following is a brief description of the Company’s segments:
•The Bausch + Lomb segment consists of global sales of Bausch + Lomb Vision Care, Consumer, Surgical and Ophthalmology Rx products.
•The Salix segment consists of sales in the U.S. of GI products.
•The International Rx segment consists of sales, with the exception of sales of Bausch + Lomb and Solta products, outside the U.S. and Puerto Rico of branded pharmaceutical products, branded generic pharmaceutical products and OTC products.
•The Ortho Dermatologics segment consists of: (i) sales in the U.S. of Ortho Dermatologics (dermatological) products and (ii) global sales of Solta medical aesthetic devices.
•The Diversified Products segment consists of sales in the U.S. of: (i) pharmaceutical products in the areas of neurology and certain other therapeutic classes, (ii) generic products and (iii) dentistry products.
Segment profit is based on operating income after the elimination of intercompany transactions. Certain costs, such as Amortization of intangible assets, Asset impairments, Acquired in-process research and development costs, Restructuring, integration and separation costs, Acquisition-related contingent consideration costs and Other expense (income), net, are not included in the measure of segment profit, as management excludes these items in assessing segment financial performance.
Corporate includes the finance, treasury, certain research and development programs, tax and legal operations of the Company’s businesses and incurs certain expenses, gains and losses related to the overall management of the Company, which are not allocated to the other business segments. In assessing segment performance and managing operations, management does not review segment assets. Furthermore, a portion of share-based compensation is considered a corporate cost, since the amount of such expense depends on company-wide performance rather than the operating performance of any single segment.
Segment Revenues and Profit
Segment revenues and profits for the years 2020, 2019 and 2018 were as follows:

(in millions)	2020	2019	2018
Revenues:
Bausch + Lomb	$3,411	$3,774	$3,661
Salix	1,904	2,022	1,749
International Rx	1,185	1,158	1,160
Ortho Dermatologics	548	560	608
Diversified Products	979	1,087	1,202
Total revenues	$8,027	$8,601	$8,380
Segment profit:
Bausch + Lomb	$907	$1,115	$1,080
Salix	1,338	1,349	1,149
International Rx	388	354	345
Ortho Dermatologics	228	216	249
Diversified Products	717	801	925
Total segment profit	3,578	3,835	3,748
Corporate	(619)	(609)	(605)
Amortization of intangible assets	(1,645)	(1,897)	(2,644)
Goodwill impairments	—	—	(2,322)
Asset impairments, including loss on assets held for sale	(114)	(75)	(568)
Restructuring, integration and separation costs	(22)	(31)	(22)
Acquisition-related contingent consideration	(48)	(12)	9
Other (expense) income, net	(454)	(1,414)	20
Operating income (loss)	676	(203)	(2,384)
Interest income	13	12	11
Interest expense	(1,534)	(1,612)	(1,685)
Loss on extinguishment of debt	(59)	(42)	(119)
Foreign exchange and other	(30)	8	23
Loss before benefit from income taxes	$(934)	$(1,837)	$(4,154)
Capital Expenditures
Capital expenditures by segment for the years 2020, 2019 and 2018 were as follows:

(in millions)	2020	2019	2018
Capital expenditures:
Bausch + Lomb	$253	$186	$104
Salix	3	2	2
International Rx	29	39	35
Ortho Dermatologics	2	1	1
Diversified Products	2	2	2
	289	230	144
Corporate	13	40	13
Total capital expenditures	$302	$270	$157
Revenues by Product and by Product Category
Revenues for the Company's top ten products for the years 2020, 2019 and 2018 represented 41%, 39% and 36% of total product sales, respectively. Revenues by segment and product category were as follows:

(in millions)	Bausch + Lomb	Salix	International Rx	Ortho Dermatologics	Diversified Products	Total
	For the year ended December 31, 2020
Pharmaceuticals	$506	$1,899	$255	$275	$745	$3,680
Devices	1,313	—	—	253	—	1,566
OTC	1,311	—	112	—	7	1,430
Branded and Other Generics	250	—	779	—	219	1,248
Other revenues	31	5	39	20	8	103
	$3,411	$1,904	$1,185	$548	$979	$8,027

	For the year ended December 31, 2019
Pharmaceuticals	$623	$2,022	$268	$353	$813	$4,079
Devices	1,524	—	—	193	—	1,717
OTC	1,322	—	119	—	6	1,447
Branded and Other Generics	256	—	734	—	256	1,246
Other revenues	49	—	37	14	12	112
	$3,774	$2,022	$1,158	$560	$1,087	$8,601

	For the year ended December 31, 2018
Pharmaceuticals	$617	$1,752	$280	$455	$930	$4,034
Devices	1,505	—	—	135	—	1,640
OTC	1,282	—	118	—	7	1,407
Branded and Other Generics	225	—	721	—	244	1,190
Other revenues	32	(3)	41	18	21	109
	$3,661	$1,749	$1,160	$608	$1,202	$8,380
Geographic Information
Revenues are attributed to a geographic region based on the location of the customer for the years 2020, 2019 and 2018 were as follows:

(in millions)	2020	2019	2018
U.S. and Puerto Rico	$4,791	$5,164	$5,011
China	341	368	361
Canada	331	339	319
Egypt	243	218	178
Poland	238	231	218
Japan	226	241	226
Mexico	225	228	211
France	179	201	205
Germany	144	150	170
Russia	137	180	154
United Kingdom	86	115	117
Spain	78	86	83
Other	1,008	1,080	1,127
	$8,027	$8,601	$8,380
Long-lived assets consisting of property, plant and equipment, net of accumulated depreciation, are attributed to geographic regions based on their physical location as of December 31, 2020 and 2019 were as follows:

(in millions)	2020	2019
U.S. and Puerto Rico	$725	$656
Ireland	328	255
Canada	110	103
Poland	83	90
Germany	80	68
Mexico	49	50
France	34	30
China	31	27
Serbia	30	27
Italy	23	22
Other	74	138
	$1,567	$1,466
Major Customers
Customers that accounted for 10% or more of total revenues were as follows:

	2020	2019	2018
McKesson Corporation	17%	17%	18%
AmerisourceBergen Corporation	17%	16%	18%
Cardinal Health, Inc.	13%	14%	13%